Financial instruments - Fair values and risk management - Carrying amounts and fair values (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Hedging instruments | Forward exchange contracts used for hedging
Disclosure of financial assets and liabilities [Line Items]
Financial assets	$ (1,400)	$ 1,500
Measured at fair value
Disclosure of financial assets and liabilities [Line Items]
Financial assets	2,145	2,801
Financial liabilities	1,373	146
Measured at fair value | Forward exchange contracts used for hedging
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	1,373
Financial liabilities, at fair value	1,373
Measured at fair value | Forward exchange contracts used for hedging | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0
Measured at fair value | Forward exchange contracts used for hedging | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	1,373
Measured at fair value | Forward exchange contracts used for hedging | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0
Measured at fair value | Interest rate swaps
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities		146
Financial liabilities, at fair value		146
Measured at fair value | Interest rate swaps | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value		0
Measured at fair value | Interest rate swaps | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value		146
Measured at fair value | Interest rate swaps | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value		0
Measured at fair value | Forward exchange contracts used for hedging
Disclosure of financial assets and liabilities [Line Items]
Financial assets		1,515
Financial assets, at fair value		1,515
Measured at fair value | Forward exchange contracts used for hedging | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value		0
Measured at fair value | Forward exchange contracts used for hedging | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value		1,515
Measured at fair value | Forward exchange contracts used for hedging | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value		0
Measured at fair value | Interest rate swaps
Disclosure of financial assets and liabilities [Line Items]
Financial assets	2,145	1,286
Financial assets, at fair value	2,145	1,286
Measured at fair value | Interest rate swaps | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Measured at fair value | Interest rate swaps | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	2,145	1,286
Measured at fair value | Interest rate swaps | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Measured at fair value | Hedging instruments
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	1,373	146
Measured at fair value | Hedging instruments | Forward exchange contracts used for hedging
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	1,373
Measured at fair value | Hedging instruments | Interest rate swaps
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities		146
Measured at fair value | Hedging instruments
Disclosure of financial assets and liabilities [Line Items]
Financial assets	2,145	2,801
Measured at fair value | Hedging instruments | Forward exchange contracts used for hedging
Disclosure of financial assets and liabilities [Line Items]
Financial assets		1,515
Measured at fair value | Hedging instruments | Interest rate swaps
Disclosure of financial assets and liabilities [Line Items]
Financial assets	2,145	1,286
Measured at fair value | Financial assets at amortised cost
Disclosure of financial assets and liabilities [Line Items]
Financial assets	0
Not measured at fair value
Disclosure of financial assets and liabilities [Line Items]
Financial assets	298,338	713,624
Financial liabilities	2,672,955	1,037,326
Not measured at fair value | Secured bank loans
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	1,622,703	528,359
Financial liabilities, at fair value	1,648,136	540,096
Not measured at fair value | Secured bank loans | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Secured bank loans | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	1,648,136	540,096
Not measured at fair value | Secured bank loans | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Unsecured bank loans
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	30,103
Financial liabilities, at fair value	30,103
Not measured at fair value | Unsecured bank loans | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0
Not measured at fair value | Unsecured bank loans | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	30,103
Not measured at fair value | Unsecured bank loans | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0
Not measured at fair value | Unsecured other notes
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	202,620	201,952
Financial liabilities, at fair value	202,225	196,563
Not measured at fair value | Unsecured other notes | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	202,225	196,563
Not measured at fair value | Unsecured other notes | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Unsecured other notes | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Other borrowings
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	763,085	163,546
Financial liabilities, at fair value	771,798	164,261
Not measured at fair value | Other borrowings | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Other borrowings | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	771,798	164,261
Not measured at fair value | Other borrowings | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Lease liabilities
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	3,744	36,856
Financial liabilities, at fair value	3,383	33,359
Not measured at fair value | Lease liabilities | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Lease liabilities | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	3,383	33,359
Not measured at fair value | Lease liabilities | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Trade and other payables
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	50,700	106,613
Financial liabilities, at fair value	0	0
Not measured at fair value | Trade and other payables | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Trade and other payables | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Trade and other payables | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Non-current receivables
Disclosure of financial assets and liabilities [Line Items]
Financial assets	73,797	1,625
Financial assets, at fair value	73,797	1,536
Not measured at fair value | Non-current receivables | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not measured at fair value | Non-current receivables | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not measured at fair value | Non-current receivables | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	73,797	1,536
Not measured at fair value | Lease receivables
Disclosure of financial assets and liabilities [Line Items]
Financial assets	1,263	2,854
Financial assets, at fair value	2,268	2,268
Not measured at fair value | Lease receivables | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not measured at fair value | Lease receivables | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	2,268	2,268
Not measured at fair value | Lease receivables | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not measured at fair value | Trade and other receivables
Disclosure of financial assets and liabilities [Line Items]
Financial assets	184,409	279,775
Financial assets, at fair value	0	0
Not measured at fair value | Trade and other receivables | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not measured at fair value | Trade and other receivables | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not measured at fair value | Trade and other receivables | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not measured at fair value | Cash and cash equivalents
Disclosure of financial assets and liabilities [Line Items]
Financial assets	38,869	429,370
Financial assets, at fair value	0	0
Not measured at fair value | Cash and cash equivalents | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not measured at fair value | Cash and cash equivalents | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not measured at fair value | Cash and cash equivalents | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not measured at fair value | Other financial liabilities
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	2,672,955	1,037,326
Not measured at fair value | Other financial liabilities | Secured bank loans
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	1,622,703	528,359
Not measured at fair value | Other financial liabilities | Unsecured bank loans
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	30,103
Not measured at fair value | Other financial liabilities | Unsecured other notes
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	202,620	201,952
Not measured at fair value | Other financial liabilities | Other borrowings
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	763,085	163,546
Not measured at fair value | Other financial liabilities | Lease liabilities
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	3,744	36,856
Not measured at fair value | Other financial liabilities | Trade and other payables
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	50,700	106,613
Not measured at fair value | Financial assets at amortised cost
Disclosure of financial assets and liabilities [Line Items]
Financial assets	298,338	713,624
Not measured at fair value | Financial assets at amortised cost | Non-current receivables
Disclosure of financial assets and liabilities [Line Items]
Financial assets	73,797	1,625
Not measured at fair value | Financial assets at amortised cost | Lease receivables
Disclosure of financial assets and liabilities [Line Items]
Financial assets	1,263	2,854
Not measured at fair value | Financial assets at amortised cost | Trade and other receivables
Disclosure of financial assets and liabilities [Line Items]
Financial assets	184,409	279,775
Not measured at fair value | Financial assets at amortised cost | Cash and cash equivalents
Disclosure of financial assets and liabilities [Line Items]
Financial assets	$ 38,869	$ 429,370